UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:

AG Separate Account A of American General Life Insurance Co.
       	2929 Allen Parkway, A6-20
           	Houston, Texas 77019

2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.	Investment Company Act File Number:   811-08862
	Securities Act File Number:    333-70801, 033-86464

4(a).	Last day of fiscal year for which this notice is filed:  December
31, 2012

4(b).	[] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See instruction A.2)

Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).	[] Check box if this is the last time issuer will be filing this
Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):	$1,531,247


(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:	$13,251,668

(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1997 that were not previously used to reduce
registration fees payable to the Commission:  $417,145,776

(iv)	Total available redemption credits (add Items 5(ii)
and 5(iii):		                $430,397,444

(v)	Net sales - If Item (5 (i) is greater than Item 5(iv)
[subtract Item
       5(iv) from Item 5(i)]: 	             			 0.00

(vi)	Redemption credits available for use in future years -
- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	($ 428,866,197)

(vii)	Multiplier for determining registration fee (See instruction
C.9): 		        .0001364

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)](enter   0.00  if no fee is due):			0.00


6.	Prepaid Shares

     	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
     	or other units) deducted here:            .

       If there is a
     	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7.	Interest due -- If this Form is being filed more than 90 days
     	after the end of the issuer's fiscal year (see instruction D):
			             $ 0.00

8.	Total of the amount of the registration fee due plus any
   	interest due [line 5(viii) plus line 7]:
	           $  0.00

9.	Date the registration fee and any interest payment was sent to
   	the Commissions lockbox depository:

       Method of Delivery:

      	[   ]Wire Transfer
           	[   ]Mail or other means










This report is signed on behalf of the registrant in the City of Houston and State of Texas on the 27th day

of February, 2012.


A.G SEPARATE ACCOUNT A
Of AMERICAN GENERAL LIFE INSURANCE CO.



By:
       David Jorgensen
       Senior Vice President